General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Details About General And Administrative Expense [Line Items]
Welfare benefits	R$ 19	R$ 14	R$ 13
Stock option plan	603	536	591
Depreciation and Amortization	(3,332)	(3,034)	(2,995)
General and Administrative Expense [Member]
Disclosure Of Details About General And Administrative Expense [Line Items]
Personnel expenses	(24,846)	(23,276)	(22,360)
Compensation	(10,226)	(9,305)	(8,897)
Employee profit sharing	(4,425)	(3,836)	(3,610)
Welfare benefits	(3,764)	(3,374)	(3,070)
Provision for labor claims and Dismissals	(2,907)	(3,427)	(4,143)
Payroll taxes	(3,011)	(2,832)	(2,567)
Stock option plan	(226)	(234)	(306)
Training	(253)	(232)	(193)
Other	(34)	(36)	426
Administrative expenses	(17,268)	(16,289)	(15,959)
Third party services	(4,482)	(4,161)	(4,340)
Data processing and telecommunications	(4,273)	(4,152)	(3,966)
Installations	(3,306)	(3,132)	(3,066)
Advertising, promotions and publications	(1,419)	(1,167)	(1,036)
Financial services	(790)	(833)	(731)
Security	(754)	(723)	(716)
Transportation	(350)	(339)	(391)
Materials	(339)	(350)	(313)
Travel	(232)	(214)	(199)
Other	(1,323)	(1,218)	(1,201)
Depreciation and Amortization	(3,332)	(3,034)	(2,995)
Other expenses	(12,092)	(10,895)	(9,591)
Selling - credit cards	(4,285)	(3,753)	(3,165)
Claims	(675)	(596)	(571)
Loss on sale of other assets, fixed assets and investments in associates and joint ventures	(632)	(495)	(273)
Provision for civil lawsuits	(464)	(1,519)	(1,489)
Provision for tax and social security lawsuits	(328)	(953)	(915)
Refund of interbank costs	(272)	(288)	(292)
Impairment - intangible asset	(168)	(504)
Other	(5,268)	(2,787)	(2,886)
Total	R$ (57,538)	R$ (53,494)	R$ (50,905)